Annual Total Returns [BarChart] - AZL Moderate Index Strategy Fund - AZL Moderate Index Strategy Fund	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(2.18%)
Annual Return 2012	11.91%
Annual Return 2013	24.67%
Annual Return 2014	8.50%
Annual Return 2015	(2.47%)
Annual Return 2016	8.91%
Annual Return 2017	13.30%
Annual Return 2018	(5.17%)
Annual Return 2019	19.33%
Annual Return 2020	12.84%